Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Fees from affiliated Container Investors		$ 3,527	$ 3,575
Fees from unaffiliated Container Investors	$ 9,678	11,374	11,334
Total Management Fees
Related Party Transaction [Line Items]
Management fees	9,678	15,239	16,879
Total Management Fees | Fees from Container Investors
Related Party Transaction [Line Items]
Management fees	$ 9,678	14,901	14,909
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees		$ 338	$ 1,970